Advances for Vessel Acquistions and Vessel under Construction	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Advances For Assets Acquisitions And Assets Under Construction

5. Advances for Vessel Acquisitions and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2015	$74,243
Advances paid, including capitalized expenses and interest	123,560
Impairment loss	(9,927)
Transferred to vessel cost	(119,520)
Balance, December 31, 2015	$68,356
Advances paid, including capitalized expenses and interest	61,857
Impairment loss	(17,163)
Transferred to vessel cost	(100,043)
Balance, December 31, 2016	$13,007

Advances paid for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2015 and 2016 such payments were made for the following vessels:

•        During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty, Pedhoulas Cherry, Troodos Sun, Kypros Spirit (Hull No. 828), Pedhoulas Rose ( Hull No. 1146), Hull No. 1551 and Troodos Air( Hull No. 1685).

•        During the year ended December 31, 2016: Troodos Sun (Hull No. 1686), Troodos Air ( Hull No. 1685), Kypros Spirit (Hull No. 828), Pedhoulas Rose (Hull No. 1146), Hull No. 835, Hull No. 1551 and Hull No. 1552.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

•        During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty and Pedhoulas Cherry; and

•        During the year ended December 31, 2016: Troodos Sun (Hull No. 1686), Troodos Air (Hull No. 1685) and Kypros Spirit (Hull No. 828).

Impairment loss during the year ended December 31, 2015 relates to the advances paid in relation to newbuild contracts of Hull No. 1552 and Hull No. 1718, as the Company, as of December 31, 2015, assessed the potential novation of the respective newbuilding contracts to be probable. Impairment loss during the year ended December 31, 2016 relates to the advances paid in relation to newbuild contracts of Hull No. 835 and Hull No. 1551, for which the respective novation and sale agreements were executed during the year ended December 31, 2016 (refer to Note 3).